 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

April 30, 2021

The Acquirers Fund

Ticker: ZIG

The Acquirers Fund

The Acquirers Fund

Letter to Shareholders
April 30, 2021 (Unaudited)

Fellow investors,

This is the 2021 annual letter for The Acquirers Fund (“ZIG” or the “Fund”). The Fund was launched in May 2019 to exploit the unusually favorable spreads then prevailing between the most undervalued and overvalued stocks. The information in this letter relates to the twelve-months ending April 30, 2021 (the “current fiscal period”).

The Fund seeks to hold long positions in deeply undervalued, fundamentally strong U.S.-listed targets for buyout firms and activists, and short positions in overvalued, financially weak companies.

The Fund tracks The Acquirer’s Index, published by Acquirers Funds®, LLC, the Adviser and Index Provider. Acquirers Funds’ index-construction process begins with the Acquirer’s Multiple®, the measure highlighted in the books The Acquirer’s Multiple (2017), Deep Value (2014), and Quantitative Value (2012) that financial acquirers like buyout firms and activists use to find potential targets. Acquirers Funds takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information a quantitative screen may miss.

At the launch of the Fund in 2019, I said, “After one of the most prolonged growth rallies ever, value spreads are widest since the run-up to the Great Depression and the Dot Com bubble.1 Historically, the base rate for investing in value after it has disappointed and spreads are wide has been extremely attractive.2” Value spreads continued to widen until the third quarter of 2020. Since bottoming in late October 2020, value spreads have started closing. After years of headwinds, value now seems to have a tailwind. The Fund has been a beneficiary of this change in market sentiment.

Fund and Individual Stock Performance

For the current fiscal period the Fund gained 24.42 percent on a market price basis and 24.55 percent at NAV. For comparison purposes, the Fund’s underlying index, the Acquirer’s Index, returned 43.25 percent and the S&P 500® Index, on a total return basis, returned 45.98 percent. The performance difference between the Fund and Index is primarily due to a larger exposure to long equity securities in the Index (130% long, 30% short) than the Fund (100% long, 30% short) and dividend and broker interest expense paid by the Fund. The Fund’s best performing long positions were Evercore, Inc. (EVR), NetApp, Inc. (NTAP), and Charles Schwab Corporation (SCHW) while the three worst long performers were Intel

[1]	“Bernstein Quants See Historic Divergence Favoring Value Stocks”: https://www.bloomberg.com/news/articles/2019-03-06/bernstein-quants-go-rogue-and-tout-decade-losing-stock-strategy
[2]	“Value Investors Are Vexed”: https://www.morningstar.com/articles/922787/value-investors-are-vexed.html

The Acquirers Fund

Letter to Shareholders
April 30, 2021 (Unaudited) (Continued)

Corporation (INTC), Virtu Financial, Inc. (VIRT), and Quidel Corporation (QDEL). The Fund’s best performing short positions were Apartment Investment and Management Company (AIV), Teledoc Health, Inc. (TDOC) and Beyond Meat, Inc. (BYND) while the three worst short performers were EXACT Sciences Corporation (EXAS), Spirit AeroSystems Holdings, Inc. (SPR), and Levi Strauss and Company (LEVI).

Thank you for investment in The Acquirers Fund. We look forward to a return to value.

Yours sincerely,
The Acquirers Fund

Tobias E. Carlisle
Principal and Founder
Acquirers Funds, LLC

Must be preceded or accompanied by a prospectus.

The Acquirers Fund is distributed by Quasar Distributors, LLC.

Past Performance does not guarantee future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Fund return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies.

Base Rate is the probability of an event happening without intervention.

Spread refers to the difference in valuation between Fama-French value stocks and glamour stocks.

Cash Flow is the net amount of cash and cash-equivalents transferred into and out of a business.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The Acquirer’s Index is composed of the 30 most undervalued, fundamentally strong stocks and 30 short positions of the most overvalued, fundamentally weak stocks listed in the U.S. measured by The Acquirer’s Multiple®, a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Adviser.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the schedules of investments and securities sold short on pages 5 and 7, respectively, of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Acquirers Fund

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns April 30, 2021	1 Year	Since Inception (5/14/2019)
The Acquirers Fund - NAV	24.55%	2.25%
The Acquirers Fund - Market	24.42%	2.33%
The Acquirer’s Index	43.25%	5.99%
S&P 500® Index	45.98%	24.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The Acquirers Fund

Portfolio Allocation
As of April 30, 2021 (Unaudited)

Long Position Portfolio Allocation by Sector	Percentage of Net Assets
Financial♦	36.1%
Consumer, Non-Cyclical	22.5
Consumer, Cyclical	17.9
Technology	13.3
Communications	6.2
Industrial	3.4
Other Assets in Excess of Liabilities	0.6
Short-Term Investments +	0.0
Total	100.0%

Short Position Portfolio Allocation by Sector	Percentage of Net Assets
Consumer, Non-Cyclical	11.2%
Consumer, Cyclical	5.2
Financial	4.9
Industrial	1.7
Basic Materials	0.9
Communications	0.9
Technology	0.9
Utilities	0.9
Total	26.6%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

The Acquirers Fund

Schedule of Investments
April 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Communications — 6.2%
18,851	Cisco Systems, Inc. ^	$959,705
15,465	eBay, Inc. ^	862,792
		1,822,497
	Consumer, Cyclical — 17.9%
7,770	Best Buy Company, Inc. ^	903,418
10,991	DR Horton, Inc. ^	1,080,305
10,475	Meritage Homes Corporation (a)	1,114,435
1,878	O’Reilly Automotive, Inc. (a)	1,038,309
18,831	PulteGroup, Inc.	1,113,289
		5,249,756
	Consumer, Non-Cyclical — 22.5%
3,761	Amgen, Inc.	901,286
3,444	Biogen, Inc. (a) ^	920,685
2,233	Humana, Inc.	994,221
3,972	Molina Healthcare, Inc. (a) ^	1,013,257
7,169	Procter & Gamble Company	956,488
6,829	Quidel Corporation (a)	715,611
5,413	United Therapeutics Corporation (a)	1,091,044
		6,592,592
	Financial — 36.1% (b)
8,026	Allstate Corporation ^	1,017,697
6,647	Evercore, Inc. - Class A ^	931,444
30,286	Federated Hermes, Inc.	872,237
17,096	First American Financial Corporation ^	1,102,692
28,311	Janus Henderson Group plc	973,615
10,134	Progressive Corporation ^	1,020,899
9,882	Royal Bank of Canada ^	942,743
15,060	SEI Investments Company	925,286
22,292	Synchrony Financial ^	975,052
57,683	UBS Group AG	881,973
31,346	Virtu Financial, Inc. - Class A	928,782
		10,572,420

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Investments
April 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Industrial — 3.4%
2,603	Lockheed Martin Corporation ^	$990,598

	Technology — 13.3%
30,612	HP, Inc. ^	1,044,175
14,392	Intel Corporation ^	827,972
13,166	NetApp, Inc. ^	983,368
13,844	Oracle Corporation	1,049,237
		3,904,752
	TOTAL COMMON STOCKS (Cost $26,382,639)	29,132,615

	SHORT-TERM INVESTMENTS — 0.0% +
5,000	First American Government Obligations Fund, Class X, 0.03% *	5,000
5,000	First American Treasury Obligations Fund, Class X, 0.03% *	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $26,392,639) — 99.4%	29,142,615
	TOTAL SECURITIES SOLD SHORT (Proceeds $7,853,609) — (26.6)%	(7,801,650)
	Other Assets in Excess of Liabilities — 27.2%	7,986,577
	NET ASSETS — 100.0%	$29,327,542

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

^

All or a portion of the security has been segregated as collateral for securities sold short. As of April 30, 2021, the value of these securities amounts to $7,823,288 or 26.7% of net assets. See Note 2 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of April 30, 2021.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
April 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 26.6%
	Basic Materials — 0.9%
1,109	Quaker Chemical Corporation	$268,766

	Communications — 0.9%
5,543	New York Times Company - Class A	251,708

	Consumer, Cyclical — 5.2%
1,614	Cracker Barrel Old Country Store, Inc.	270,296
5,642	Delta Air Lines, Inc.	264,723
3,157	Hyatt Hotels Corporation - Class A	259,916
17,684	Nikola Corporation	204,604
4,529	Southwest Airlines Company	284,330
4,578	United Airlines Holdings, Inc.	249,043
		1,532,912
	Consumer, Non-Cyclical — 11.2%
7,576	2U, Inc.	297,358
5,528	Agios Pharmaceuticals, Inc.	308,462
26,981	Amicus Therapeutics, Inc.	265,493
3,702	Arena Pharmaceuticals, Inc.	254,068
1,988	Beyond Meat, Inc.	261,780
1,654	Bright Horizons Family Solutions, Inc.	239,549
2,207	CONMED Corporation	311,077
2,387	Reata Pharmaceuticals, Inc. - Class A	242,042
1,698	Sanderson Farms, Inc.	279,372
3,582	Syneos Health, Inc.	303,933
1,469	Teladoc Health, Inc.	253,182
6,112	Xencor, Inc.	260,127
		3,276,443

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
April 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 26.6% (Continued)
	Financial — 4.9%
15,529	Host Hotels & Resorts, Inc.	$282,007
2,820	Howard Hughes Corporation	304,391
2,804	Lemonade, Inc.	253,481
5,473	Rexford Industrial Realty, Inc.	304,025
21,412	Sunstone Hotel Investors, Inc.	281,782
		1,425,686
	Industrial — 1.7%
1,084	Boeing Company	253,992
4,548	Hexcel Corporation	256,553
		510,545
	Technology — 0.9%
2,059	Splunk, Inc.	260,299

	Utilities — 0.9%
24,319	PG&E Corporation	275,291

	TOTAL COMMON STOCKS (Proceeds $7,853,609)	7,801,650
	Total Securities Sold Short (Proceeds $7,853,609)	$7,801,650

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Assets and Liabilities
April 30, 2021

ASSETS
Investments in securities, at value (Cost $26,392,639)	$29,142,615
Deposits at broker for securities sold short	7,880,776
Cash	107,408
Dividends and interest receivable	24,831
Total assets	37,155,630

LIABILITIES
Securities sold short, at value (Proceeds $7,853,609)	7,801,650
Broker interest expense payable	4,449
Management fees payable	21,989
Total liabilities	7,828,088

NET ASSETS	$29,327,542

Net Assets Consist of:
Paid-in capital	$35,263,273
Total distributable earnings (accumulated deficit)	(5,935,731)
Net assets	$29,327,542

Net Asset Value:
Net assets	$29,327,542
Shares outstanding^	1,125,000
Net asset value, offering and redemption price per share	$26.07

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Operations
For the Year Ended April 30, 2021

INCOME
Dividends +	$502,554
Interest	5
Total investment income	502,559

EXPENSES
Management fees	207,135
Broker interest expense (See Note 2)	53,980
Dividend expense (See Note 2)	383,527
Total expenses	644,642
Less: fees waived	(8,829)
Net expenses	635,813
Net investment income (loss)	(133,254)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,322,679
Securities sold short	(4,797,676)
Foreign currency	(75)
Change in unrealized appreciation (depreciation) on:
Investments	4,707,525
Securities sold short	942,640
Net realized and unrealized gain (loss) on investments	5,175,093
Net increase (decrease) in net assets resulting from operations	$5,041,839

+	Net of foreign taxes withheld of $10,328.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statements of Changes in Net Assets

	Year Ended April 30, 2021	Period Ended April 30, 2020*
OPERATIONS
Net investment income (loss)	$(133,254)	$40,634
Net realized gain (loss) on investments and securities sold short	(475,072)	38,791
Change in unrealized appreciation (depreciation) on investments and securities sold short	5,650,165	(2,848,230)
Net increase (decrease) in net assets resulting from operations	5,041,839	(2,768,805)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(41,362)	—
Total distributions to shareholders	(41,362)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	38,602,618	30,384,445
Payments for shares redeemed	(30,525,820)	(11,365,373)
Net increase (decrease) in net assets derived from capital share transactions (a)	8,076,798	19,019,072
Net increase (decrease) in net assets	$13,077,275	$16,250,267

NET ASSETS
Beginning of year/period	$16,250,267	$—
End of year/period	$29,327,542	$16,250,267

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,675,000	1,200,000
Redemptions	(1,325,000)	(425,000)
Net increase (decrease)	350,000	775,000

*	Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Financial Highlights

For a capital share outstanding throughout each year/period

	Year Ended April 30, 2021		Period Ended April 30, 2020(1)
Net asset value, beginning of year/period	$20.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.14)		0.09
Net realized and unrealized gain (loss) on investments (7)	5.28		(4.12)
Total from investment operations	5.14		(4.03)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.04)		—
Total distributions	(0.04)		—

Net asset value, end of year/period	$26.07		$20.97
Total return	24.55%		-16.13	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$29,328		$16,250

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived to average net assets	2.92%		2.27	%(4)
Expenses after fees waived to average net assets	2.88	%(6)	2.12	%(4)(6)
Expenses excluding dividend and interest expense on short positions before fees waived to average net assets	0.94%		0.94	%(4)
Expenses excluding dividend and interest expense on short positions after fees waived to average net assets	0.90	%(6)	0.79	%(4)(6)
Net investment income (loss) to average net assets	-0.60%		0.36	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions before fees waived to average net assets	1.34%		1.54	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions after fees waived to average net assets	1.38	%(6)	1.69	%(4)(6)
Portfolio turnover rate (5)	233%		207	%(3)

(1)	Commencement of operations on May 14, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Effective from commencement of operations through August 31, 2020, the Adviser contractually agreed to waive 15 basis points (0.15%) of its management fees for the Fund.
(7)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Notes to Financial Statements

April 30, 2021

NOTE 1 – ORGANIZATION

The Acquirers Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Acquirer’s Index (the “Index”). The Fund commenced operations on May 14, 2019.

The end of the reporting period for the Fund is April 30, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended April 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$29,132,615	$—	$—	$29,132,615
Short-Term Investments	10,000	—	—	10,000
Total Investments in Securities	$29,142,615	$—	$—	$29,142,615

Liabilities^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,801,650	$—	$—	$7,801,650
Total Securities Sold Short	$7,801,650	$—	$—	$7,801,650

^	See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities and covers of securities sold short are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Short Positions. The Fund sells securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, are displayed in the Expenses section of the Statement of Operations. As collateral for its short positions, the Fund also maintains segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Adviser shall earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Fund.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(6,576,161)	$6,576,161

During the current fiscal period, the Fund realized $6,613,780 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective May 17, 2021, the Fund’s Sub-Adviser changed from CSat Investment Advisory, L.P. to Toroso Investments, LLC. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Acquirers Funds, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.94% at an annual rate based on the Fund’s average daily net assets. The Adviser contractually agreed to waive 0.15% of its Adviser fees for the Fund from commencement of operations through August 31, 2020. The fee waiver is not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$51,826,894	$57,972,377

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Fund were as follows:

In-Kind Purchases	In-Kind Sales
$40,604,107	$30,422,224

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and securities sold short for federal income tax purposes at April 30, 2021 were as follows:

Tax cost of investments and securities sold short	$18,962,748
Gross tax unrealized appreciation	$3,502,965
Gross tax unrealized depreciation	(1,124,748)
Net tax unrealized appreciation (depreciation)	2,378,217
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(8,313,948)
Distributable earnings (accumulated deficit)	$(5,935,731)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2021, the Fund did not elect to defer any post-October capital losses. The Fund did elect to defer late year ordinary losses of $45,774.

As of April 30, 2021, the Fund had a short-term capital loss carryforward of $7,969,745 and a long-term capital loss carryforward of $298,429. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended April 30, 2021 and April 30, 2020, was as follows:

	Year Ended April 30, 2021	Period Ended April 30, 2020*
Ordinary Income	$41,362	$—

*	Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to April 30, 2020.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Continued)

NOTE 7 – RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

The Acquirers Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Acquirers Fund and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of The Acquirers Fund (the “Fund”), a series of ETF Series Solutions, as of April 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

The Acquirers Fund

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2021

The Acquirers Fund

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	47	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	47	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	47	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	47	None

The Acquirers Fund

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016-2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Acquirers Fund

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

The Acquirers Fund

Expense Example

For the Six-Months Ended April 30, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Acquirers Fund

Expense Example

For the Six-Months Ended April 30, 2021 (Unaudited) (Continued)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,221.50	$5.18
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.13	$4.71

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.94%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

The Acquirers Fund

Approval of Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Acquirers Fund, LLC (the “Adviser”) and the Trust, on behalf of The Acquirers Fund (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and CSat Investment Advisory, L.P. (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and Sub-Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form (“Form

The Acquirers Fund

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended December 31, 2020. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended December 31, 2020, the Fund outperformed its underlying index, before fees and expenses. The Board also noted that, for the one-year period ended March 31, 2021, the Fund significantly underperformed its underlying index, before fees and expenses, and underperformed to a lesser extent for the since inception period. In comparing the two sets of performance data, the Board considered the Fund’s long-short strategy as well as the fact that the one-year period ended March 31, 2021 did not include the spike in volatility at the beginning of the COVID-19 pandemic, whereas the one-year period ended December 31, 2020 included both the volatility at the beginning of the pandemic and the recovery later in the year. The Board considered the Adviser’s explanation that the Fund seeks to track the index’s returns with less long exposure than the index due to the costs of fully replicating the index. The Board noted that it would monitor the Fund’s tracking error to see if such under- and out-performance enables the Fund to closely track the index over longer periods of time.

The Board also considered that for the one-year and since inception periods ended December 31, 2020 and March 31, 2021, the Fund significantly underperformed the S&P 500 Index. The Board further noted that, for the one-year period ended December 31, 2020, the Fund significantly underperformed the median for funds in the universe of Long-Short Equity ETFs and Large Blend ETFs as reported by Morningstar (collectively, the “Category Peer Group”). The Board noted the Adviser’s assertion that the types of stocks in which the Fund’s index takes long positions — value-oriented — have been out-of-favor for several years, while the types of stocks in which the index takes short positions — growth-oriented — have performed very well over the past several years.

The Acquirers Fund

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

The Board also noted that the Fund had demonstrated the potential for outperforming the S&P 500 Index, which it did for the first quarter of 2021 as the market shifted to favor value-oriented stocks.

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser that are alternative equity long-short ETFs as reported by a third-party industry database (the “Selected Peer Group”). The Board noted that the Selected Peer Group reflected a wide range of returns for the one-year period ended December 31, 2020, and the Fund’s performance was within the range of such returns.

Cost of Services Provided and Economies of Scale. The Board compared the Fund’s expense ratio to its Category Peer Group and the Selected Peer Group. The Board noted that the net expense ratio for the Fund was significantly higher than the median for funds in the Category Peer Group, but within the range of net expense ratios of the funds in the Selected Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, long-only, passive ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under

The Acquirers Fund

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund based on the analysis and investment recommendations from the Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations. The Board also considered that the Sub-Adviser was only expected to continue managing the Fund for a short period of time due to an anticipated change in the Fund’s sub-adviser.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended December 31, 2020. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended December 31, 2020, the Fund outperformed its underlying index, before fees and expenses. The Board also noted that, for the one-year period ended March 31, 2021, the Fund significantly underperformed its underlying index, before fees and expenses, and underperformed to a lesser extent for the since inception period. In comparing the two sets of performance data, the Board considered the Fund’s long-short strategy as well as the fact that the one-year period ended March 31, 2021 did not include the spike in volatility at the beginning

The Acquirers Fund

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

of the COVID-19 pandemic, whereas the one-year period ended December 31, 2020 included both the volatility at the beginning of the pandemic and the recovery later in the year. The Board considered the Adviser’s explanation that the Fund seeks to track the index’s returns with less long exposure than the index due to the costs of fully replicating the index. The Board noted that it would monitor the Fund’s tracking error to see if such under- and out-performance enables the Fund to closely track the index over longer periods of time.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

The Acquirers Fund

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following Sub-Advisory Agreements (collectively, the “Sub-Advisory Agreements”) with respect to The Acquirers Fund (the “Fund”):

●	the Interim Sub-Advisory Agreement among Acquirers Funds, LLC (the “Adviser”), the Trust, on behalf of the Fund, and Toroso Investments, LLC (“Toroso” or the “Sub-Adviser”); and

●	the Sub-Advisory Agreement between the Adviser, the Trust, on behalf of the Fund, and Toroso.

The Board considered that the Interim Sub-Advisory Agreement would be effective for up to 150 days from the date Toroso begins managing the Fund as its sub-adviser. The Board further considered that the Sub-Advisory Agreement would also require approval by the vote of a majority of the outstanding voting securities of the Fund, and that, pending the requisite approvals, the new Sub-Advisory Agreement was expected to become effective in the third quarter of 2021. The Board noted that it was being asked to consider the Sub-Advisory Agreements because the Adviser was recommending that Toroso replace the Fund’s current sub-adviser due to the current sub-adviser winding down its sub-advisory business. The Board was informed that the terms of the Sub-Advisory Agreements were identical in all material respects to the terms of the existing sub-advisory agreement, except that the minimum annual fee was reduced and that, with respect to the Interim Sub-Advisory Agreement, certain terms are required to be included by Securities and Exchange Commission rules, such as the 150-day term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Sub-Adviser from services to be rendered to the Fund; (iv) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with the Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Sub-Advisory Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the services to be provided to the Fund by the respective firm, and additional information

The Acquirers Fund

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited) (Continued)

about each firm’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Sub-Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreements with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreements, noting that Toroso would provide investment management services to the Fund. The Board noted the responsibilities that Toroso would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Toroso, the Board considered reports of the Adviser’s CCO and the Trust’s CCO with respect to Toroso’s compliance program. Toroso’s registration form (“Form ADV”) was provided to the Board, as was the response of Toroso to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund, which portfolio managers previously managed the Fund on behalf of its previous sub-adviser. The Board further considered the oral information provided by the Sub-Adviser at a previous meeting with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that, although Toroso had not previously been responsible for the management of the Fund’s portfolio, Toroso’s portfolio managers had previously managed the Fund, and consequently, the Fund’s past performance was a relevant consideration. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended December 31, 2020. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for the one-year and since inception periods ended December 31, 2020, the Fund outperformed its underlying index, before fees and expenses. The Board also noted that, for the one-year period ended March 31, 2021, the Fund significantly underperformed its underlying index, before fees and expenses, and

The Acquirers Fund

Approval of Sub-Advisory Agreements & Board Consideration

(Unaudited) (Continued)

underperformed to a lesser extent for the since inception period. In comparing the two sets of performance data, the Board considered the Fund’s long-short strategy as well as the fact that the one-year period ended March 31, 2021 did not include the spike in volatility at the beginning of the COVID-19 pandemic, whereas the one-year period ended December 31, 2020 included both the volatility at the beginning of the pandemic and the recovery later in the year. The Board considered the Adviser’s explanation that the Fund seeks to track the index’s returns with less long exposure than the index due to the costs of fully replicating the index. The Board noted that it would monitor the Fund’s tracking error to see if such under- and out-performance enables the Fund to closely track the index over longer periods of time.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreements. The Board noted that the proposed asset-based fee was identical to the asset-based fee payable to the Fund’s previous sub-adviser, but the Sub-Advisory Agreements reflected a reduced minimum annual fee payable to Toroso. The Board considered that the fees to be paid to Toroso would be paid by the Adviser from the fee the Adviser receives from the Fund. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by Toroso from its relationship with the Fund, taking into account an analysis of Toroso’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreement, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

The Acquirers Fund

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

The Acquirers Fund

Federal Tax Information

(Unaudited)

Certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or on the Fund’s website at www.acquirersfund.com. The Fund’s portfolio holdings are posted on its website at www.acquirersfund.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

The Acquirers Fund

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.acquirersfund.com.

(This Page Intentionally Left Blank.)

Advisor and Index Provider

Acquirers Funds, LLC
609 Deep Valley Drive, Suite 200
Rolling Hills, California 90274

Sub-Adviser

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
1001 Woodward Ave., Suite 500
Detroit, Michigan 48226

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

The Acquirers Fund

Symbol – ZIG
CUSIP – 26922A263

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

The Acquirers Fund

	FYE 4/30/2021	FYE 4/30/2020
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

The Acquirers Fund

	FYE 4/30/2021	FYE 4/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The Acquirers Fund

Non-Audit Related Fees	FYE 4/30/2021	FYE 4/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet Olsen and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/2/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/2/21

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/2/21